Risk/Return Detail Data - VIPStockSelectorPortfolio-InitialServiceService2PRO - USD ($)			12 Months Ended											60 Months Ended		120 Months Ended
		Apr. 30, 2026	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2026		Apr. 30, 2026
VIPFloatingRateHighIncomePortfolio-ServiceClass2PRO | VIP Floating Rate High Income Portfolio | VIP Floating Rate High Income Portfolio Service Class 2
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.63%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.02%
Acquired Fund Fees and Expenses	[1]	0.06%
Expenses (as a percentage of Assets)	[1]	0.96%
Expense Example, with Redemption, 1 Year		$ 98
Expense Example, with Redemption, 3 Years		306
Expense Example, with Redemption, 5 Years		531
Expense Example, with Redemption, 10 Years		$ 1,178
VIPFloatingRateHighIncomePortfolio-ServiceClass2PRO | VIP Floating Rate High Income Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Floating Rate High Income Portfolio /Service Class 2
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Floating Rate High Income Portfolio seeks a high level of current income.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 55 % of the average value of its portfolio.
Portfolio Turnover, Rate		55.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in a combination of below investment grade floating rate loans and floating rate loans and floating rate securities of all types. Floating rate loans are debt instruments issued by companies or other entities that pay a floating rate of interest, which resets periodically. Floating rate loans include loans and loan participations. Floating rate securities include corporate bonds, repurchase agreements, shares of short-term bond funds, mortgage and other asset-backed securities, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Below investment grade floating rate loans and securities are floating rate loans and securities that are rated below BBB- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO), or, if unrated, determined by the Adviser to be of comparable quality. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in companies in troubled or uncertain financial condition. Investing in money market and investment-grade debt securities, and repurchase agreements. Investing in domestic and foreign issuers. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Initial Class , a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Performance history will be available for Service Class 2 after Service Class 2 has been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of Initial Class , a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and an additional index over various periods of time.
Performance One Year or Less [Text]		Performance history will be available for Service Class 2 after Service Class 2 has been in operation for one calendar year.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		* The returns shown above are for Initial Class, a class of shares of the fund that is not offered through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns would differ from Initial Class's returns only to the extent that the classes do not have the same expenses.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		9.10%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(12.36%)
Performance Table Heading		Average Annual Returns
VIPFloatingRateHighIncomePortfolio-ServiceClass2PRO | VIP Floating Rate High Income Portfolio | LB091
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			7.58%											0.06%		2.44%
VIPFloatingRateHighIncomePortfolio-ServiceClass2PRO | VIP Floating Rate High Income Portfolio | SP026
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Morningstar® LSTA® US Performing Loans
Average Annual Return, Percent			6.01%											6.60%		6.02%
VIPValuePortfolio-InitialServiceService2PRO | VIP Value Portfolio | VIP Value Portfolio - Initial Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.58%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.60%
Expense Example, with Redemption, 1 Year		$ 61
Expense Example, with Redemption, 3 Years		192
Expense Example, with Redemption, 5 Years		335
Expense Example, with Redemption, 10 Years		$ 750
Average Annual Return, Label [Optional Text]			Initial Class
Average Annual Return, Percent			11.23%											13.10%		11.24%
Annual Return [Percent]				11.23%	11.37%	19.79%	(4.11%)	30.07%	6.33%	32.13%	(13.84%)	15.58%	12.08%
VIPValuePortfolio-InitialServiceService2PRO | VIP Value Portfolio | VIP Value Portfolio - Service Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.58%
Distribution and Service (12b-1) Fees		0.10%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.70%
Expense Example, with Redemption, 1 Year		$ 72
Expense Example, with Redemption, 3 Years		224
Expense Example, with Redemption, 5 Years		390
Expense Example, with Redemption, 10 Years		$ 871
Average Annual Return, Label [Optional Text]			Service Class
Average Annual Return, Percent			11.14%											12.99%		11.13%
VIPValuePortfolio-InitialServiceService2PRO | VIP Value Portfolio | VIP Value Portfolio - Service Class 2
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.58%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.85%
Expense Example, with Redemption, 1 Year		$ 87
Expense Example, with Redemption, 3 Years		271
Expense Example, with Redemption, 5 Years		471
Expense Example, with Redemption, 10 Years		$ 1,049
Average Annual Return, Label [Optional Text]			Service Class 2
Average Annual Return, Percent			10.95%											12.82%		10.96%
VIPValuePortfolio-InitialServiceService2PRO | VIP Value Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Value Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Value Portfolio seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 52 % of the average value of its portfolio.
Portfolio Turnover, Rate		52.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities of value companies. Value companies are companies the Adviser believes are undervalued in the marketplace. The Adviser considers traditional and other measures of value, such as whether the company is included in a third-party value benchmark or classified as a value company by a third-party vendor, whether the company's free cash flow yield is above the equity market median, whether the company's enterprise value (the total value of a company's outstanding equity and debt) relative to earnings is below the equity market median, or whether the company's price-to-book (P/B) ratio or projected price-to-earnings (P/E) ratio is below the equity market median. An issuer may be determined to be a value company under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		25.05%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(33.84%)
Performance Table Heading		Average Annual Returns
VIPValuePortfolio-InitialServiceService2PRO | VIP Value Portfolio | RS008
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Value Index
Average Annual Return, Percent			15.71%											11.18%		10.46%
VIPValuePortfolio-InitialServiceService2PRO | VIP Value Portfolio | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			17.15%											13.15%		14.29%
VIPHighIncomePortfolio-InitialServiceService2PRO | VIP High Income Portfolio | VIP High Income Portfolio - Initial Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.63%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Acquired Fund Fees and Expenses	[2]	0.17%
Expenses (as a percentage of Assets)		0.82%
Fee Waiver or Reimbursement	[3]	(0.01%)
Net Expenses (as a percentage of Assets)	[2]	0.81%
Expense Example, with Redemption, 1 Year		$ 83
Expense Example, with Redemption, 3 Years		260
Expense Example, with Redemption, 5 Years		454
Expense Example, with Redemption, 10 Years		$ 1,012
Average Annual Return, Label [Optional Text]			Initial Class
Average Annual Return, Percent			10.36%											4.22%		5.59%
Annual Return [Percent]				10.36%	8.97%	10.48%	(11.37%)	4.41%	2.75%	15.11%	(3.46%)	7.13%	14.61%
VIPHighIncomePortfolio-InitialServiceService2PRO | VIP High Income Portfolio | VIP High Income Portfolio - Service Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.63%
Distribution and Service (12b-1) Fees		0.10%
Other Expenses (as a percentage of Assets):		0.02%
Acquired Fund Fees and Expenses	[2]	0.17%
Expenses (as a percentage of Assets)		0.92%
Fee Waiver or Reimbursement	[3]	(0.01%)
Net Expenses (as a percentage of Assets)	[2]	0.91%
Expense Example, with Redemption, 1 Year		$ 93
Expense Example, with Redemption, 3 Years		292
Expense Example, with Redemption, 5 Years		508
Expense Example, with Redemption, 10 Years		$ 1,130
Average Annual Return, Label [Optional Text]			Service Class
Average Annual Return, Percent			10.32%											4.14%		5.49%
VIPHighIncomePortfolio-InitialServiceService2PRO | VIP High Income Portfolio | VIP High Income Portfolio - Service Class 2
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.63%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.02%
Acquired Fund Fees and Expenses	[2]	0.17%
Expenses (as a percentage of Assets)		1.07%
Fee Waiver or Reimbursement	[3]	(0.01%)
Net Expenses (as a percentage of Assets)	[2]	1.06%
Expense Example, with Redemption, 1 Year		$ 108
Expense Example, with Redemption, 3 Years		339
Expense Example, with Redemption, 5 Years		589
Expense Example, with Redemption, 10 Years		$ 1,304
Average Annual Return, Label [Optional Text]			Service Class 2
Average Annual Return, Percent			10.31%											4.00%		5.34%
VIPHighIncomePortfolio-InitialServiceService2PRO | VIP High Income Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP High Income Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 81 % of the average value of its portfolio.
Portfolio Turnover, Rate		81.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in below investment grade debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Below investment grade debt securities are debt securities that are rated below BBB- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO), or, if unrated, determined by the Adviser to be of comparable quality. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities. Potentially investing in non-income producing securities, including defaulted securities and common stocks. Investing in companies in troubled or uncertain financial condition. Investing in domestic and foreign issuers. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		8.82%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(13.71%)
Performance Table Heading		Average Annual Returns
VIPHighIncomePortfolio-InitialServiceService2PRO | VIP High Income Portfolio | ML040
Prospectus Line Items
Average Annual Return, Label [Optional Text]			ICE® BofA® US High Yield Constrained Index
Average Annual Return, Percent			8.50%											4.50%		6.44%
VIPHighIncomePortfolio-InitialServiceService2PRO | VIP High Income Portfolio | LB091
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			7.58%											0.06%		2.44%
VIPGrowthPortfolio-InvestorPRO | VIP Growth Portfolio | VIP Growth Portfolio - Investor Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.62%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.62%
Expense Example, with Redemption, 1 Year		$ 63
Expense Example, with Redemption, 3 Years		199
Expense Example, with Redemption, 5 Years		346
Expense Example, with Redemption, 10 Years		$ 774
Average Annual Return, Label [Optional Text]			Investor Class
Average Annual Return, Percent			14.84%											13.62%		17.36%
Annual Return [Percent]				14.84%	30.30%	36.12%	(24.50%)	23.12%	43.80%	34.18%	(0.24%)	35.03%	0.71%
VIPGrowthPortfolio-InvestorPRO | VIP Growth Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Growth Portfolio /Investor Class
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Growth Portfolio seeks to achieve capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 81 % of the average value of its portfolio.
Portfolio Turnover, Rate		81.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities of growth companies. Growth companies are companies the Adviser believes have above average growth potential. The Adviser considers a number of factors in determining a company's growth potential, such as whether the company is included in a third-party growth benchmark or classified as a growth company by a third-party vendor, if the company's projected earnings per share growth, sales growth per share or free cash flow growth or its trailing earnings per share growth is above the equity market median, if the company's research and development expenses exceed sales, general and administrative expenses, or if the company is raising capital to grow, fund or expand its business. A company's growth potential can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		31.48%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(18.01%)
Performance Table Heading		Average Annual Returns
VIPGrowthPortfolio-InvestorPRO | VIP Growth Portfolio | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			17.15%											13.15%		14.29%
VIPGrowthPortfolio-InvestorPRO | VIP Growth Portfolio | RS007
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Growth Index
Average Annual Return, Percent			18.15%											14.59%		17.59%
VIPGrowthPortfolio-InitialServiceService2PRO | VIP Growth Portfolio | VIP Growth Portfolio - Initial Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.54%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.55%
Expense Example, with Redemption, 1 Year		$ 56
Expense Example, with Redemption, 3 Years		176
Expense Example, with Redemption, 5 Years		307
Expense Example, with Redemption, 10 Years		$ 689
Average Annual Return, Label [Optional Text]			Initial Class
Average Annual Return, Percent			14.92%											13.70%		17.45%
Annual Return [Percent]				14.92%	30.39%	36.24%	(24.46%)	23.21%	43.89%	34.31%	(0.17%)	35.13%	0.80%
VIPGrowthPortfolio-InitialServiceService2PRO | VIP Growth Portfolio | VIP Growth Portfolio - Service Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.54%
Distribution and Service (12b-1) Fees		0.10%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.65%
Expense Example, with Redemption, 1 Year		$ 66
Expense Example, with Redemption, 3 Years		208
Expense Example, with Redemption, 5 Years		362
Expense Example, with Redemption, 10 Years		$ 810
Average Annual Return, Label [Optional Text]			Service Class
Average Annual Return, Percent			14.80%											13.59%		17.33%
VIPGrowthPortfolio-InitialServiceService2PRO | VIP Growth Portfolio | VIP Growth Portfolio - Service Class 2
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.55%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.80%
Expense Example, with Redemption, 1 Year		$ 82
Expense Example, with Redemption, 3 Years		255
Expense Example, with Redemption, 5 Years		444
Expense Example, with Redemption, 10 Years		$ 990
Average Annual Return, Label [Optional Text]			Service Class 2
Average Annual Return, Percent			14.63%											13.42%		17.16%
VIPGrowthPortfolio-InitialServiceService2PRO | VIP Growth Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Growth Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Growth Portfolio seeks to achieve capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 81 % of the average value of its portfolio.
Portfolio Turnover, Rate		81.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities of growth companies. Growth companies are companies the Adviser believes have above average growth potential. The Adviser considers a number of factors in determining a company's growth potential, such as whether the company is included in a third-party growth benchmark or classified as a growth company by a third-party vendor, if the company's projected earnings per share growth, sales growth per share or free cash flow growth or its trailing earnings per share growth is above the equity market median, if the company's research and development expenses exceed sales, general and administrative expenses, or if the company is raising capital to grow, fund or expand its business. A company's growth potential can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		31.50%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(18.00%)
Performance Table Heading		Average Annual Returns
VIPGrowthPortfolio-InitialServiceService2PRO | VIP Growth Portfolio | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			17.15%											13.15%		14.29%
VIPGrowthPortfolio-InitialServiceService2PRO | VIP Growth Portfolio | RS007
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Growth Index
Average Annual Return, Percent			18.15%											14.59%		17.59%
VIPHighIncomePortfolio-InvestorPRO | VIP High Income Portfolio | VIP High Income Portfolio - Investor Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.67%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Acquired Fund Fees and Expenses	[4]	0.17%
Expenses (as a percentage of Assets)		0.86%
Fee Waiver or Reimbursement	[5]	(0.01%)
Net Expenses (as a percentage of Assets)	[4]	0.85%
Expense Example, with Redemption, 1 Year		$ 87
Expense Example, with Redemption, 3 Years		273
Expense Example, with Redemption, 5 Years		475
Expense Example, with Redemption, 10 Years		$ 1,060
Average Annual Return, Label [Optional Text]			Investor Class
Average Annual Return, Percent			10.45%											4.24%		5.57%
Annual Return [Percent]				10.45%	9.05%	10.30%	(11.46%)	4.63%	2.74%	14.94%	(3.50%)	6.95%	14.64%
VIPHighIncomePortfolio-InvestorPRO | VIP High Income Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP High Income Portfolio /Investor Class
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 81 % of the average value of its portfolio.
Portfolio Turnover, Rate		81.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in below investment grade debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Below investment grade debt securities are debt securities that are rated below BBB- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO), or, if unrated, determined by the Adviser to be of comparable quality. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities. Potentially investing in non-income producing securities, including defaulted securities and common stocks. Investing in companies in troubled or uncertain financial condition. Investing in domestic and foreign issuers. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		8.64%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(13.44%)
Performance Table Heading		Average Annual Returns
VIPHighIncomePortfolio-InvestorPRO | VIP High Income Portfolio | ML040
Prospectus Line Items
Average Annual Return, Label [Optional Text]			ICE® BofA® US High Yield Constrained Index
Average Annual Return, Percent			8.50%											4.50%		6.44%
VIPHighIncomePortfolio-InvestorPRO | VIP High Income Portfolio | LB091
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			7.58%											0.06%		2.44%
VIPOverseasPortfolio-InitialServiceService2PRO | VIP Overseas Portfolio | VIP Overseas Portfolio - Initial Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.71%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.72%
Expense Example, with Redemption, 1 Year		$ 74
Expense Example, with Redemption, 3 Years		230
Expense Example, with Redemption, 5 Years		401
Expense Example, with Redemption, 10 Years		$ 894
Average Annual Return, Label [Optional Text]			Initial Class
Average Annual Return, Percent			20.39%											6.62%		7.93%
Annual Return [Percent]				20.39%	5.01%	20.55%	(24.48%)	19.70%	15.61%	27.77%	(14.81%)	30.28%	(5.06%)
VIPOverseasPortfolio-InitialServiceService2PRO | VIP Overseas Portfolio | VIP Overseas Portfolio - Service Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.71%
Distribution and Service (12b-1) Fees		0.10%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.82%
Expense Example, with Redemption, 1 Year		$ 84
Expense Example, with Redemption, 3 Years		262
Expense Example, with Redemption, 5 Years		455
Expense Example, with Redemption, 10 Years		$ 1,014
Average Annual Return, Label [Optional Text]			Service Class
Average Annual Return, Percent			20.28%											6.51%		7.82%
VIPOverseasPortfolio-InitialServiceService2PRO | VIP Overseas Portfolio | VIP Overseas Portfolio - Service Class 2
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.71%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.97%
Expense Example, with Redemption, 1 Year		$ 99
Expense Example, with Redemption, 3 Years		309
Expense Example, with Redemption, 5 Years		536
Expense Example, with Redemption, 10 Years		$ 1,190
Average Annual Return, Label [Optional Text]			Service Class 2
Average Annual Return, Percent			20.05%											6.35%		7.66%
VIPOverseasPortfolio-InitialServiceService2PRO | VIP Overseas Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Overseas Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Overseas Portfolio seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 50 % of the average value of its portfolio.
Portfolio Turnover, Rate		50.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in non-U.S. securities. The Adviser considers non-U.S. securities to include investments that are tied economically to a particular country or region outside the U.S. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks. Allocating investments across different countries and regions. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		18.85%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(19.83%)
Performance Table Heading		Average Annual Returns
VIPOverseasPortfolio-InitialServiceService2PRO | VIP Overseas Portfolio | MS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI EAFE Index
Average Annual Return, Percent			31.59%											9.17%		8.42%
VIPOverseasPortfolio-InvestorPRO | VIP Overseas Portfolio | VIP Overseas Portfolio - Investor Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.78%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.80%
Expense Example, with Redemption, 1 Year		$ 82
Expense Example, with Redemption, 3 Years		255
Expense Example, with Redemption, 5 Years		444
Expense Example, with Redemption, 10 Years		$ 990
Average Annual Return, Label [Optional Text]			Investor Class
Average Annual Return, Percent			20.32%											6.54%		7.85%
Annual Return [Percent]				20.32%	4.97%	20.41%	(24.54%)	19.63%	15.49%	27.74%	(14.90%)	30.18%	(5.14%)
VIPOverseasPortfolio-InvestorPRO | VIP Overseas Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Overseas Portfolio /Investor Class
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Overseas Portfolio seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 50 % of the average value of its portfolio.
Portfolio Turnover, Rate		50.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in non-U.S. securities. The Adviser considers non-U.S. securities to include investments that are tied economically to a particular country or region outside the U.S. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks. Allocating investments across different countries and regions. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		18.87%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(19.87%)
Performance Table Heading		Average Annual Returns
VIPOverseasPortfolio-InvestorPRO | VIP Overseas Portfolio | MS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI EAFE Index
Average Annual Return, Percent			31.59%											9.17%		8.42%
VIPFloatingRateHighIncomePortfolio-InvestorPRO | VIP Floating Rate High Income Portfolio | VIP Floating Rate High Income Portfolio - Investor Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.67%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.03%
Acquired Fund Fees and Expenses	[6]	0.06%
Expenses (as a percentage of Assets)	[6]	0.76%
Expense Example, with Redemption, 1 Year		$ 78
Expense Example, with Redemption, 3 Years		243
Expense Example, with Redemption, 5 Years		422
Expense Example, with Redemption, 10 Years		$ 942
Average Annual Return, Label [Optional Text]			Investor Class
Average Annual Return, Percent			5.23%											6.00%		5.40%
Annual Return [Percent]				5.23%	8.36%	12.22%	(0.46%)	5.08%	2.78%	8.88%	(0.30%)	3.79%	9.16%
VIPFloatingRateHighIncomePortfolio-InvestorPRO | VIP Floating Rate High Income Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Floating Rate High Income Portfolio /Investor Class
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Floating Rate High Income Portfolio seeks a high level of current income.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 55 % of the average value of its portfolio.
Portfolio Turnover, Rate		55.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in a combination of below investment grade floating rate loans and floating rate loans and floating rate securities of all types. Floating rate loans are debt instruments issued by companies or other entities that pay a floating rate of interest, which resets periodically. Floating rate loans include loans and loan participations. Floating rate securities include corporate bonds, repurchase agreements, shares of short-term bond funds, mortgage and other asset-backed securities, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Below investment grade floating rate loans and securities are floating rate loans and securities that are rated below BBB- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO), or, if unrated, determined by the Adviser to be of comparable quality. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in companies in troubled or uncertain financial condition. Investing in money market and investment-grade debt securities, and repurchase agreements. Investing in domestic and foreign issuers. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		8.98%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(12.37%)
Performance Table Heading		Average Annual Returns
VIPFloatingRateHighIncomePortfolio-InvestorPRO | VIP Floating Rate High Income Portfolio | LB091
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			7.58%											0.06%		2.44%
VIPFloatingRateHighIncomePortfolio-InvestorPRO | VIP Floating Rate High Income Portfolio | SP026
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Morningstar® LSTA® US Performing Loans
Average Annual Return, Percent			6.01%											6.60%		6.02%
VIPEquity-IncomePortfolio-InitialServiceService2PRO | VIP Equity-Income Portfolio | VIP Equity-Income Portfolio - Initial Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.46%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.46%
Expense Example, with Redemption, 1 Year		$ 47
Expense Example, with Redemption, 3 Years		148
Expense Example, with Redemption, 5 Years		258
Expense Example, with Redemption, 10 Years		$ 579
Average Annual Return, Label [Optional Text]			Initial Class
Average Annual Return, Percent			19.02%											12.51%		11.60%
Annual Return [Percent]				19.02%	15.35%	10.65%	(4.96%)	24.89%	6.69%	27.44%	(8.29%)	12.89%	18.02%
VIPEquity-IncomePortfolio-InitialServiceService2PRO | VIP Equity-Income Portfolio | VIP Equity-Income Portfolio - Service Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.46%
Distribution and Service (12b-1) Fees		0.10%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.56%
Expense Example, with Redemption, 1 Year		$ 57
Expense Example, with Redemption, 3 Years		179
Expense Example, with Redemption, 5 Years		313
Expense Example, with Redemption, 10 Years		$ 701
Average Annual Return, Label [Optional Text]			Service Class
Average Annual Return, Percent			18.92%											12.41%		11.49%
VIPEquity-IncomePortfolio-InitialServiceService2PRO | VIP Equity-Income Portfolio | VIP Equity-Income Portfolio - Service Class 2
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.46%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.71%
Expense Example, with Redemption, 1 Year		$ 73
Expense Example, with Redemption, 3 Years		227
Expense Example, with Redemption, 5 Years		395
Expense Example, with Redemption, 10 Years		$ 883
Average Annual Return, Label [Optional Text]			Service Class 2
Average Annual Return, Percent			18.75%											12.23%		11.32%
VIPEquity-IncomePortfolio-InitialServiceService2PRO | VIP Equity-Income Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Equity-Income Portfolio℠ /Initial Class, Service Class, Service Class 2
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Equity-Income Portfolio℠ seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500 ® Index.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15 % of the average value of its portfolio.
Portfolio Turnover, Rate		15.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in income-producing equity securities. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Income-producing equity securities are equity securities that pay, or are expected to pay within the next three months, dividends or interest. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Potentially using covered call options as tools in managing the fund's assets. The Adviser's emphasis on income-producing equity securities tends to lead to investments in large cap "value" stocks. However, the Adviser is not constrained by any particular investment style.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		15.71%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(22.06%)
Performance Table Heading		Average Annual Returns
VIPEquity-IncomePortfolio-InitialServiceService2PRO | VIP Equity-Income Portfolio | RS008
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Value Index
Average Annual Return, Percent			15.71%											11.18%		10.46%
VIPEquity-IncomePortfolio-InitialServiceService2PRO | VIP Equity-Income Portfolio | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			17.15%											13.15%		14.29%
VIPStockSelectorPortfolio-InitialServiceService2PRO | VIP Stock Selector Portfolio | VIP Stock Selector Portfolio - Initial Class
Prospectus Line Items
Management Fees (as a percentage of Assets)	[7]	0.44%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.45%
Expense Example, with Redemption, 1 Year		$ 46
Expense Example, with Redemption, 3 Years		144
Expense Example, with Redemption, 5 Years		252
Expense Example, with Redemption, 10 Years		$ 567
Annual Return, Inception Date		Oct. 21, 2021
Average Annual Return, Label [Optional Text]			Initial Class
Average Annual Return, Percent			18.73%											9.83%	[8]
Annual Return [Percent]				18.73%	19.70%	27.23%	(19.42%)
VIPStockSelectorPortfolio-InitialServiceService2PRO | VIP Stock Selector Portfolio | VIP Stock Selector Portfolio - Service Class
Prospectus Line Items
Management Fees (as a percentage of Assets)	[7]	0.44%
Distribution and Service (12b-1) Fees		0.10%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.55%
Expense Example, with Redemption, 1 Year		$ 56
Expense Example, with Redemption, 3 Years		176
Expense Example, with Redemption, 5 Years		307
Expense Example, with Redemption, 10 Years		$ 689
Annual Return, Inception Date		Oct. 21, 2021
Average Annual Return, Label [Optional Text]			Service Class
Average Annual Return, Percent			18.55%											9.71%	[9]
VIPStockSelectorPortfolio-InitialServiceService2PRO | VIP Stock Selector Portfolio | VIP Stock Selector Portfolio - Service Class 2
Prospectus Line Items
Management Fees (as a percentage of Assets)	[7]	0.44%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.70%
Expense Example, with Redemption, 1 Year		$ 72
Expense Example, with Redemption, 3 Years		224
Expense Example, with Redemption, 5 Years		390
Expense Example, with Redemption, 10 Years		$ 871
Annual Return, Inception Date		Oct. 21, 2021
Average Annual Return, Label [Optional Text]			Service Class 2
Average Annual Return, Percent			18.39%											9.56%	[10]
VIPStockSelectorPortfolio-InitialServiceService2PRO | VIP Stock Selector Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Stock Selector Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Stock Selector Portfolio seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 56 % of the average value of its portfolio.
Portfolio Turnover, Rate		56.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in stocks. Stocks are a type of equity security that represent an ownership interest in an issuer. Stocks include common stocks (including depositary receipts evidencing ownership of common stock) and preferred stocks. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Allocating the fund's assets across different market sectors (at present, communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities), using different Fidelity managers. Investing in either "growth" stocks or "value" stocks or both. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time. The additional indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		12.54%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(17.24%)
Performance Table Heading		Average Annual Returns
Performance Table Market Index Changed		Effective January 1, 2025, the fund began comparing its performance to the S&P 500 ® Index rather than the MSCI U.S. Investable Market 2500 Index because the S&P 500 ® Index conforms more closely to the fund's investment policies.
VIPStockSelectorPortfolio-InitialServiceService2PRO | VIP Stock Selector Portfolio | IXSG0
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI U.S. Investable Market 2500 Index S&P 500 Linked Index (1/1/25)
Average Annual Return, Percent			17.88%											10.81%
VIPStockSelectorPortfolio-InitialServiceService2PRO | VIP Stock Selector Portfolio | MS185
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI U.S. Investable Market 2500 Index
Average Annual Return, Percent			17.22%											10.66%
VIPStockSelectorPortfolio-InitialServiceService2PRO | VIP Stock Selector Portfolio | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%											11.87%
VIPStockSelectorPortfolio-InvestorPRO | VIP Stock Selector Portfolio | VIP Stock Selector Portfolio - Investor Class
Prospectus Line Items
Management Fees (as a percentage of Assets)	[11]	0.52%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.52%
Expense Example, with Redemption, 1 Year		$ 53
Expense Example, with Redemption, 3 Years		167
Expense Example, with Redemption, 5 Years		291
Expense Example, with Redemption, 10 Years		$ 653
Annual Return, Inception Date		Oct. 21, 2021
Average Annual Return, Label [Optional Text]			Investor Class
Average Annual Return, Percent			18.62%											9.75%	[12]
Annual Return [Percent]				18.62%	19.68%	27.15%	(19.51%)
VIPStockSelectorPortfolio-InvestorPRO | VIP Stock Selector Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Stock Selector Portfolio /Investor Class
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Stock Selector Portfolio seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 56 % of the average value of its portfolio.
Portfolio Turnover, Rate		56.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in stocks. Stocks are a type of equity security that represent an ownership interest in an issuer. Stocks include common stocks (including depositary receipts evidencing ownership of common stock) and preferred stocks. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Allocating the fund's assets across different market sectors (at present, communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities), using different Fidelity managers. Investing in either "growth" stocks or "value" stocks or both. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time. The additional indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		12.46%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(17.24%)
Performance Table Heading		Average Annual Returns
Performance Table Market Index Changed		Effective January 1, 2025, the fund began comparing its performance to the S&P 500 ® Index rather than the MSCI U.S. Investable Market 2500 Index because the S&P 500 ® Index conforms more closely to the fund's investment policies.
VIPStockSelectorPortfolio-InvestorPRO | VIP Stock Selector Portfolio | IXSG0
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI U.S. Investable Market 2500 Index S&P 500 Linked Index (1/1/25)
Average Annual Return, Percent			17.88%											10.81%
VIPStockSelectorPortfolio-InvestorPRO | VIP Stock Selector Portfolio | MS185
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI U.S. Investable Market 2500 Index
Average Annual Return, Percent			17.22%											10.66%
VIPStockSelectorPortfolio-InvestorPRO | VIP Stock Selector Portfolio | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%											11.87%
VIPEquity-IncomePortfolio-InvestorPRO | VIP Equity-Income Portfolio | VIP Equity Income Portfolio - Investor Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.53%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.53%
Expense Example, with Redemption, 1 Year		$ 54
Expense Example, with Redemption, 3 Years		170
Expense Example, with Redemption, 5 Years		296
Expense Example, with Redemption, 10 Years		$ 665
Average Annual Return, Label [Optional Text]			Investor Class
Average Annual Return, Percent			18.94%											12.44%		11.51%
Annual Return [Percent]				18.94%	15.26%	10.56%	(5.02%)	24.83%	6.57%	27.35%	(8.37%)	12.83%	17.93%
VIPEquity-IncomePortfolio-InvestorPRO | VIP Equity-Income Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Equity-Income Portfolio℠ /Investor Class
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Equity-Income Portfolio℠ seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500 ® Index.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15 % of the average value of its portfolio.
Portfolio Turnover, Rate		15.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in income-producing equity securities. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Income-producing equity securities are equity securities that pay, or are expected to pay within the next three months, dividends or interest. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Potentially using covered call options as tools in managing the fund's assets. The Adviser's emphasis on income-producing equity securities tends to lead to investments in large cap "value" stocks. However, the Adviser is not constrained by any particular investment style.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		15.65%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(22.07%)
Performance Table Heading		Average Annual Returns
VIPEquity-IncomePortfolio-InvestorPRO | VIP Equity-Income Portfolio | RS008
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Value Index
Average Annual Return, Percent			15.71%											11.18%		10.46%
VIPEquity-IncomePortfolio-InvestorPRO | VIP Equity-Income Portfolio | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			17.15%											13.15%		14.29%
VIPValuePortfolio-InvestorPRO | VIP Value Portfolio | VIP Value Portfolio - Investor Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.66%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.68%
Expense Example, with Redemption, 1 Year		$ 69
Expense Example, with Redemption, 3 Years		218
Expense Example, with Redemption, 5 Years		379
Expense Example, with Redemption, 10 Years		$ 847
Average Annual Return, Label [Optional Text]			Investor Class
Average Annual Return, Percent			11.16%											13.02%		11.15%
Annual Return [Percent]				11.16%	11.25%	19.68%	(4.13%)	29.98%	6.20%	32.01%	(13.88%)	15.52%	11.88%
VIPValuePortfolio-InvestorPRO | VIP Value Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Value Portfolio /Investor Class
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Value Portfolio seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 52 % of the average value of its portfolio.
Portfolio Turnover, Rate		52.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities of value companies. Value companies are companies the Adviser believes are undervalued in the marketplace. The Adviser considers traditional and other measures of value, such as whether the company is included in a third-party value benchmark or classified as a value company by a third-party vendor, whether the company's free cash flow yield is above the equity market median, whether the company's enterprise value (the total value of a company's outstanding equity and debt) relative to earnings is below the equity market median, or whether the company's price-to-book (P/B) ratio or projected price-to-earnings (P/E) ratio is below the equity market median. An issuer may be determined to be a value company under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		24.96%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(33.92%)
Performance Table Heading		Average Annual Returns
VIPValuePortfolio-InvestorPRO | VIP Value Portfolio | RS008
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Value Index
Average Annual Return, Percent			15.71%											11.18%		10.46%
VIPValuePortfolio-InvestorPRO | VIP Value Portfolio | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			17.15%											13.15%		14.29%
VIPFloatingRateHighIncomePortfolio-InitialPRO | VIP Floating Rate High Income Portfolio | VIP Floating Rate High Income Portfolio - Initial Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.63%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.04%
Acquired Fund Fees and Expenses	[13]	0.06%
Expenses (as a percentage of Assets)	[13]	0.73%
Expense Example, with Redemption, 1 Year		$ 75
Expense Example, with Redemption, 3 Years		233
Expense Example, with Redemption, 5 Years		406
Expense Example, with Redemption, 10 Years		$ 906
Average Annual Return, Label [Optional Text]			Initial Class
Average Annual Return, Percent			5.33%											6.06%		5.44%
Annual Return [Percent]				5.33%	8.39%	12.29%	(0.52%)	5.21%	2.82%	8.79%	(0.16%)	3.81%	9.18%
VIPFloatingRateHighIncomePortfolio-InitialPRO | VIP Floating Rate High Income Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Floating Rate High Income Portfolio /Initial Class
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Floating Rate High Income Portfolio seeks a high level of current income.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 55 % of the average value of its portfolio.
Portfolio Turnover, Rate		55.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in a combination of below investment grade floating rate loans and floating rate loans and floating rate securities of all types. Floating rate loans are debt instruments issued by companies or other entities that pay a floating rate of interest, which resets periodically. Floating rate loans include loans and loan participations. Floating rate securities include corporate bonds, repurchase agreements, shares of short-term bond funds, mortgage and other asset-backed securities, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Below investment grade floating rate loans and securities are floating rate loans and securities that are rated below BBB- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO), or, if unrated, determined by the Adviser to be of comparable quality. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in companies in troubled or uncertain financial condition. Investing in money market and investment-grade debt securities, and repurchase agreements. Investing in domestic and foreign issuers. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		9.10%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(12.36%)
Performance Table Heading		Average Annual Returns
VIPFloatingRateHighIncomePortfolio-InitialPRO | VIP Floating Rate High Income Portfolio | LB091
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			7.58%											0.06%		2.44%
VIPFloatingRateHighIncomePortfolio-InitialPRO | VIP Floating Rate High Income Portfolio | SP026
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Morningstar® LSTA® US Performing Loans
Average Annual Return, Percent			6.01%											6.60%		6.02%
Document Type		485BPOS
Registrant Name		Variable Insurance Products Fund

[1]	A Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity® funds, total annual operating expenses are 0. 91% .
[2]
A Includes interest expense of certain underlying   Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity® funds, total annual operating expenses after fee waiver and/or expense reimbursement are 0.67%, 0.77%, and 0.92% for Initial Class, Service Class, and Service Class 2, respectively.

[3]
B The fund may invest in a business development company (BDC) advised by Fidelity Management & Research Company LLC (FMR) or its affiliates. FMR has contractually agreed to waive its management fee or reimburse the fund, as applicable, with respect to the portion of the fund's assets invested in such BDC. This arrangement is in effect through April 30, 2027 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[4]
A Includes interest expense of certain underlying   Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity® funds, total annual operating expenses after fee waiver and/or expense reimbursement are 0.71%.

[5]
B The fund may invest in a business development company (BDC) advised by Fidelity Management & Research Company LLC (FMR) or its affiliates. FMR has contractually agreed to waive its management fee or reimburse the fund, as applicable, with respect to the portion of the fund's assets invested in such BDC. This arrangement is in effect through April 30, 2027 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[6]	A Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity® funds, total annual operating expenses are 0. 71% .
[7]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[8]	A From October 21, 2021 .
[9]	B From October 21, 2021 .
[10]	C From October 21, 2021 .
[11]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[12]	A From October 21, 2021 .
[13]	A Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity® funds, total annual operating expenses are 0.68%.